Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and Cash Equivalents	$ 1,188,867	$ 249,521	$ 256,970
Restricted Cash	331,866	165,145	172,530
Accounts Receivable, Net	224,808	226,614	895,769
Inventory, Net	259,294	221,868	132,747
Other Current Assets	396,366	122,101	211,923
Total Current Assets	2,401,201	985,249	1,669,939
PROPERTY AND EQUIPMENT, NET	64,986	22,027	5,807
OTHER ASSETS
Intangible Assets, Net		6,666	26,667
Other Assets	172,141	231,624	201,887
Total Other Assets	172,141	238,290	228,554
Total Assets	2,638,328	1,245,566	1,904,300
CURRENT LIABILITIES
Accounts and Other Payables	3,468,807	3,157,810	2,998,308
Due to Related Parties	300,000	512,711	543,861
Short Term Debt	1,037,688	865,988	747,728
Current Portion of Long-Term Debt
Total Current Liabilities	4,806,495	4,536,509	4,289,897
LONG-TERM DIVIDENDS PAYABLE		415,625	283,772
STOCKHOLDERS' EQUITY
Common stock value	720	527	514
Additional Paid-In Capital	37,652,513	34,768,615	34,052,704
Accumulated Comprehensive Loss	(136,348)	(153,254)	(195,287)
Accumulated Deficit	(39,685,054)	(38,322,456)	(36,527,300)
Total Stockholders' Equity (Deficit)	(2,168,168)	(3,706,568)	(2,669,369)
Total Liabilities and Stockholders' Equity	2,638,327	1,245,566	1,904,300
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock value